Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Aug. 28, 2020
MFS® Lifetime® Income Fund | R6
Prospectus:
Trading Symbol	MLLKX
MFS® Lifetime® Income Fund | 529C
Prospectus:
Trading Symbol	MLLSX
MFS® Lifetime® Income Fund | 529B
Prospectus:
Trading Symbol	MLLRX
MFS® Lifetime® Income Fund | 529A
Prospectus:
Trading Symbol	MLLQX
MFS® Lifetime® Income Fund | R4
Prospectus:
Trading Symbol	MLLJX
MFS® Lifetime® Income Fund | R3
Prospectus:
Trading Symbol	MLLHX
MFS® Lifetime® Income Fund | R2
Prospectus:
Trading Symbol	MLLGX
MFS® Lifetime® Income Fund | R1
Prospectus:
Trading Symbol	MLLEX
MFS® Lifetime® Income Fund | I
Prospectus:
Trading Symbol	MLLIX
MFS® Lifetime® Income Fund | C
Prospectus:
Trading Symbol	MLLCX
MFS® Lifetime® Income Fund | B
Prospectus:
Trading Symbol	MLLBX
MFS® Lifetime® Income Fund | A
Prospectus:
Trading Symbol	MLLAX